Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 3,611,999	$ 7,236,798
Short-term investments		18,044,168	22,932,540
Accounts receivable, net		5,407,989	1,385,761
Advances to suppliers, net		290,680	11,315
Inventories, net		79,411	154,471
Loans receivable		6,020,220	958,996
Other receivable		6,846,247
Prepaid expenses and other current assets		491,712	1,506,297
Total current assets		40,792,426	34,186,178
Non-current assets
Non-current accounts receivable, net		1,027,421	2,227,089
Non-current loans receivable		285,996	4,383,982
Property, equipment and software, net		475,189	744,941
Total non-current assets		1,788,606	7,356,012
Total Assets		42,581,032	41,542,190
Current liabilities
Accounts payable		292,065	255,950
Advance from customers			11,034
Deferred revenue		73,059	55,720
Taxes payable		1,795,736	1,680,476
Accrued expenses and other current liabilities		148,342	130,691
Total current liabilities		4,954,667	2,613,369
Non-current Liabilities
Deferred income tax liabilities, net		1,616,053	1,598,909
Total non-current liabilities		1,616,053	3,653,901
Total Liabilities		6,570,720	6,267,270
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		24,920,060	24,920,060
Statutory reserve		836,215	836,215
Retained earnings		10,671,200	10,491,058
Accumulated other comprehensive loss		(420,093)	(975,343)
Total Shareholders’ Equity		36,010,312	35,274,920
Total Liabilities and Shareholders’ Equity		42,581,032	41,542,190
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	2,111	2,111
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value		819	819
Related Party
Current liabilities
Loan payable – related party		2,645,465	479,498
Non-current Liabilities
Loan payable – related party			$ 2,054,992

[1]	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split (Note 14 and 20).